Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014
C000007980
Account Value [Line Items]
Account Value	$ 172,654	$ 165,504	$ 158,976	$ 141,392	$ 126,770	$ 130,918	$ 120,662	$ 113,329	$ 105,703	$ 110,657	$ 131,386	$ 136,721	$ 122,695	$ 122,718	$ 113,226	$ 105,893	$ 94,134	$ 86,711	$ 71,412	$ 89,680	$ 82,434	$ 81,199	$ 78,309	$ 69,107	$ 80,566	$ 74,540	$ 71,952	$ 72,450	$ 67,900	$ 64,735	$ 63,141	$ 59,975	$ 57,636	$ 55,551	$ 54,230	$ 53,493	$ 50,157	$ 53,225	$ 53,230	$ 52,429	$ 50,000
C000007979
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 34,178	32,774	31,487	28,011	25,121	25,951	23,921	22,471	20,967	21,955	26,072	27,138	24,362	24,373	22,491	21,040	18,709	17,241	14,201	17,839	16,401	16,159	15,586	13,758	16,046	14,847	14,334	14,438	13,535	12,909	12,594	11,964	11,504	11,089	10,830	10,685	10,022	10,637	10,641	10,483	10,000
NACC2 Index: S&P 500 Index
Account Value [Line Items]
Account Value	$ 175,490	165,734	158,926	143,752	128,704	133,060	122,363	113,829	105,827	111,260	132,611	139,004	125,198	124,473	114,670	108,001	96,302	88,408	73,341	91,218	83,633	82,236	78,843	69,375	80,220	74,478	72,005	72,556	68,035	65,117	63,167	59,554	57,361	55,233	53,909	53,192	49,693	53,112	52,965	52,466	50,000
NACC2 Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	33,147	31,785	28,750	25,741	26,612	24,473	22,766	21,165	22,252	26,522	27,801	25,040	24,895	22,934	21,600	19,260	17,682	14,668	18,244	16,727	16,447	15,769	13,875	16,044	14,896	14,401	14,511	13,607	13,023	12,633	11,911	11,472	11,047	10,782	10,638	9,939	10,622	10,593	10,493	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Account Value	$ 166,000	156,368	151,462	137,635	122,744	126,920	117,093	109,183	101,873	106,744	128,354	135,680	124,318	124,465	114,939	107,976	94,089	86,261	70,654	89,391	81,983	81,062	77,878	68,290	79,740	74,449	71,673	72,109	67,818	64,856	62,962	59,514	57,150	54,723	53,329	52,846	49,727	53,625	53,561	52,614	50,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 33,200	$ 31,274	$ 30,292	$ 27,527	$ 24,549	$ 25,384	$ 23,419	$ 21,837	$ 20,375	$ 21,349	$ 25,671	$ 27,136	$ 24,864	$ 24,893	$ 22,988	$ 21,595	$ 18,818	$ 17,252	$ 14,131	$ 17,878	$ 16,397	$ 16,212	$ 15,576	$ 13,658	$ 15,948	$ 14,890	$ 14,335	$ 14,422	$ 13,564	$ 12,971	$ 12,592	$ 11,903	$ 11,430	$ 10,945	$ 10,666	$ 10,569	$ 9,945	$ 10,725	$ 10,712	$ 10,523	$ 10,000